[GRAPHIC OMITTED]
                                                       Deutsche Asset Management

                                                               Mutual Fund
                                                                   Annual Report
                                                                   June 30, 2001

                                                                   Institutional

Daily Assets Fund


                                                               [GRAPHIC OMITTED]
                                                                 A Member of the
                                                             Deutsche Bank Group

Daily Assets Fund Institutional
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ...................................  3

              DAILY ASSETS FUND INSTITUTIONAL
                 Schedule of Investments ...............................  6
                 Statement of Assets and Liabilities ................... 11
                 Statement of Operations ............................... 12
                 Statements of Changes in Net Assets ................... 13
                 Financial Highlights .................................. 14
                 Notes to Financial Statements ......................... 15
                 Report of Independent Accountants ..................... 17

                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Daily Assets Fund Institutional (the 'Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of holdings.

MARKET ACTIVITY
The major factor impacting the money markets over the annual period ended June 30, 2001, was the rapidly changing policy direction of the Federal Reserve Board.
o During the first half of the fiscal year, the Federal Reserve Board held interest rates steady with a bias towards tightening, as US economic activity decreased and the equities market weakened.
o During the second half of the fiscal year, the Federal Reserve Board dramatically lowered interest rates a total of 2.75% in six cuts, including two inter-meeting actions, the most concentrated effort to rejuvenate the US economy in the central bank's history. Throughout, the Federal Reserve Board consistently cited falling corporate profits, declining business capital investment, slower economic growth abroad and weak consumer confidence in the US.

o As anticipation of lower interest rates began to take hold late in the third quarter of 2000 and the Federal Reserve Board then began its aggressive easing campaign in January 2001, money market yields overall declined.

Also impacting the money markets during the second half of the fiscal year were credit quality concerns prompted by one very large issuer declaring bankruptcy.
o A number of other companies were either downgraded or 'on watch' for possible downgrades by rating agencies.
o The purchase of high quality issues with little downgrade risk became both a challenge and an increasingly more important consideration for money market fund managers.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting duration as market conditions changed, we were able to produce competitive yields in Daily Assets Fund Institutional for the annual period.


                                                    CUMULATIVE                AVERAGE ANNUAL
                                                 TOTAL RETURNS                 TOTAL RETURNS          ANNUALIZED
                                   1 Year   3 Years      Since   1 Year   3 Years      Since   7 Day       7 Day
   Periods Ended                                     Inception                     Inception  Current  Effective
   June 30, 2001                                                                                Yield      Yield
-----------------------------------------------------------------------------------------------------------------
 Daily Assets Fund Institutional 1
   (inception 11/13/96)              6.07%    18.16%    29.23%     6.07%     5.72%     5.70%     4.16%2   4.25%2
-----------------------------------------------------------------------------------------------------------------
 iMoneyNet-First Tier Institutional
   Money Funds Average3              5.73%    17.23%    27.45%4    5.73%     5.44%     5.43%4    3.78%    3.85%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations. 'Current yield' refers to the income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The 'effective yield' will be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
  An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The investment advisor and administrator have contractually agreed to waive part of their fees and reimburse certain expenses until April 30, 2002.
  Without such fee waivers the 7-day current and effective yields would have been 4.16% and 4.25%, respectively.
3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.
4 Since Inception benchmark returns are for the periods beginning November 30, 1996.

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                                        3

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

 SECTOR ALLOCATION
 By Asset Type as of June 30, 2001
 (percentages are based on market value of total investments in the Fund)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Euro Time Deposits                    18%
Floating Rate Notes                   16%
Other                                  5%
Yankee Certificates of Deposit         8%
Eurodollar Certificates of Deposit     8%
Commercial Paper                      37%
Money Market Funds                     8%

To position the Fund accordingly during the first half of the fiscal year, we maintained sufficient overnight liquidity, with maturities laddered--ie, maturities staggered so that securities in the Fund came due periodically-around the Federal Reserve Board's meetings so should interest rates rise we could invest at the higher levels.

The tide changed completely with the Federal Reserve Board's shift to an easing mode at its December 19th meeting. The rapid change coincided with the weeks during which issuers were not scared into paying big year-end premiums. Unlike years past when issuers have paid up extensively, anticipated pressures over balance sheet reporting never materialized and company treasurers refused to pay up. We invested the Fund's year-end money early when the turn was still pricing in an 8% to 9% premium. The downside to this strategy was not having as much cash as we would have liked to extend the Fund's maturity when the market started pricing in the anticipated interest rate cut, but the upside was capturing the relatively higher short-term yields.

In the last couple of weeks of December, we were able to extend the Fund's weighted average maturity from 40 days to 47 days by selling short-dated instruments and using the proceeds to buy six-month and nine-month securities. Given the Federal Reserve Board's easing mode and the steepening of the money market yield curve during the second half of the fiscal year, we then extended the Fund's weighted average maturity further. We tried to maintain a weighted average maturity at or near the Fund's maximum of 60 days throughout most of the six months ended June 30, 2001. This proved to be an effective strategy for the Fund. Since the Fund is a securities lending fund, we also continued to be sensitive to negative yield spreads caused by current financing levels.

In lieu of the market's credit quality concerns, the Fund also benefited from not owning any troubled commercial paper. We did take the opportunity to re-examine all of the Fund's existing credits and to re-commit to our discipline of purchasing only high quality instruments.

MANAGER OUTLOOK
We believe that the Federal Reserve Board may ease interest rates further. On the one hand, economic growth may continue to stall up to the fourth quarter of 2001, as softening labor markets, a recession in manufacturing, contracting business investment, sluggishness abroad and deteriorating corporate profits continue to weigh on the US economy. However, we also believe that there are positive signs that the US economy is beginning to recover. Excess inventories are down in some businesses, and consumption and housing expenditures have remained somewhat stable. The pending tax cut may also boost the faltering economy. Thus, with a great deal of monetary and fiscal stimulus already in the pipeline, we believe that the Federal Reserve Board is nearing the end of its easing cycle. If further weakness should develop, we believe the Federal Reserve Board will not hesitate to ease more, confident that resources will eventually become less strained and eliminate lingering inflation pressures.

Given this view, we intend to maintain a longer than average duration for the Fund over the near term. We also intend to continue to choose high quality issuers in an effort to avoid potential downgrades, as the economy remains sluggish.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

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                                        4

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Finally, we would like to announce that during this annual period the Fund was officially awarded an AAAm money market rating, the highest possible money market rating awarded by Standard & Poor's.*

We appreciate your support of Daily Assets Fund Institutional and look forward to continuing to serve your investment needs for many years ahead.


/S/ CHARLES H. DEDEKIND

Charles H. Dedekind
Portfolio Manager of DAILY ASSETS FUND INSTITUTIONAL
June 30, 2001

--------------------------------------------------------------------------------
* Ratings are subject to change and do not remove market risk.

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                                        5

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
               EURODOLLAR CERTIFICATES
               OF DEPOSIT--9.27%
               Abbey National Plc,
$250,000,000     6.10%, 7/2/01 ...........$  250,000,067
               Abbey National Treasury
               Services Plc,
 250,000,000     4.30%, 7/23/01 ..........   249,999,922
               Banca Commerciale Italiana SpA,
  30,000,000     4.79%, 7/20/01 ..........    30,007,337
               Bank of Scotland,
 150,000,000     5.17%, 2/1/02 ...........   150,042,581
               Barclays Bank Plc,
 100,000,000     4.20%, 5/21/02 ..........   100,000,000
               Citibank,
 180,000,000     6.10%, 7/2/01 ...........   180,000,000
               KBC Bank,
 100,000,000     3.77%, 8/31/01 ..........    99,994,855
               Lloyds TSE Bank Plc,1
  50,000,000     5.20%, 1/31/02 ..........    50,028,056
               Westdeutsche Landesbank
               Girozentrale,
 165,000,000     4.80%, 7/2/01 ...........   165,000,000
                                          --------------
 TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
    (Amortized Cost $1,275,072,818) ...... 1,275,072,818
                                          --------------

               YANKEE CERTIFICATES OF DEPOSIT--8.57%
               Bank of America NA,
 100,000,000     4.07%, 11/7/01 ..........   100,000,000
               Commerzbank AG,
  75,000,000     4.245%, 5/22/02 .........    74,996,754
               Credit Suisse First Boston, Inc.,
 175,000,000     4.07%, 7/10/01 ..........   175,001,304
               Dexia Group:
 100,000,000     4.02%, 7/6/01 ...........   100,000,138
  25,000,000     4.255%, 5/22/02 .........    24,998,918
 100,000,000     4.068%, 7/30/02 .........    99,986,936
               Landesbank Baden Wurttemberg:
  25,000,000     7.03%, 7/9/01 ...........    24,999,948
  50,000,000     4.75%, 4/22/02 ..........    50,000,000
               Norddeutsche Landesbank
               Girozentrale,
  50,000,000     5.11%, 2/7/02 ...........    49,956,298
               Rabobank Nederland NV,
  28,000,000     4.30%, 5/3/02 ...........    28,021,258
               Societe Generale,
  50,000,000     4.745%, 4/22/02 .........    50,001,954
               Svenska Handelsbanken AB:
 100,000,000     5.14%, 11/1/01 ..........   100,000,000
 100,000,000     5.11%, 2/1/02 ...........    99,994,323
  50,000,000     4.76%, 4/22/02 ..........    50,003,908
 100,000,000     4.055%, 7/30/02 .........    99,973,872

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Toronto Dominion Bank,
$50,000,000     5.98%, 9/11/01 ..........$   50,000,000
                                         --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $1,177,935,611) ...... 1,177,935,611
                                         --------------

              CERTIFICATES OF DEPOSIT--0.44%
              National City Bank of Cleveland,
 60,000,000     5.128%, 2/12/02 .........    59,991,946
                                         --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $59,991,946) .........    59,991,946
                                         --------------

              FLOATING RATE NOTES 1--17.97%
              Abbey National Treasury Service Plc,
                Monthly Variable Rate,
 65,000,000     3.715%, 10/25/01 ........    64,989,671
              American Express Centurion Bank,
                Monthly Variable Rate,
 75,000,000     3.96%, 3/14/02 ..........    75,000,000
              American Honda Finance Corp., 144A
                Monthly Variable Rate:
 50,000,000     4.068%, 8/2/01 ..........    50,000,000
 50,000,000     4.011%, 3/11/02 .........    50,000,000
 30,000,000     3.825%, 6/25/02 .........    30,000,000
              American Honda Finance Corp.,
                Quarterly Variable Rate:
 20,000,000     4.093%, 8/17/01 .........    20,000,000
 75,000,000     4.066%, 8/23/01 .........    75,000,000
              Associates Corp. of North America,
                Quarterly Variable Rate:
 40,000,000     3.71%, 10/1/01, 144A ....    40,000,000
  2,000,000     4.846%, 10/5/01 .........     2,000,020
              AT&T Corp.
                Quarterly Variable Rate,
 50,000,000     4.78%, 7/13/01 ..........    50,000,000
              Baltimore Gas & Electric Co., 144A
                Quarterly Variable Rate,
 12,500,000     4.585%, 2/15/02 .........    12,500,000
              BMW US Capital LLC, 144A
                Monthly Variable Rate,
 50,000,000     3.805%, 5/23/02 .........    50,000,000
              Caterpillar Financial Services Corp.,
                Quarterly Variable Rate,
 66,000,000     4.899%, 1/18/02 .........    66,063,228
              CC USA, Inc.,
                Monthly Variable Rate,
100,000,000     3.80%, 7/22/02 ..........   100,000,000
              Chase Manhattan Corp.,
                Monthly Variable Rate,
 50,000,000     4.105%, 3/18/02 .........    50,062,268

See Notes to Financial Statements.
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                                        6

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Chase Manhattan Corp.,
                Quarterly Variable Rate,
$ 5,000,000     4.018%, 12/21/01 ........$    5,008,392
              CIT Group, Inc.,
                Monthly Variable Rate,
 37,500,000     3.921%, 5/31/02 .........    37,533,243
                Quarterly Variable Rate,
 40,000,000     4.15%, 5/31/02 ..........    40,031,617
              Comerica Bank,
                Monthly Variable Rate,
 10,000,000     4.031%, 7/6/01 ..........    10,000,040
              Commerzbank AG,
                Monthly Variable Rate,
 50,000,000     4.013%, 7/5/01 ..........    49,999,809
              Credit Suisse First Boston, Inc.,
                Daily Variable Rate:
 50,000,000     4.235%, 2/20/02 .........    50,000,000
 72,500,000     4.23%, 5/7/02 ...........    72,500,000
              Dorada Finance, Inc.,
                Monthly Variable Rate,
 30,000,000     3.80%, 7/16/02 ..........    30,000,000
              Goldman Sachs Group, Inc.,
                Monthly Variable Rate,
 22,000,000     4.19%, 1/14/02 ..........    22,023,143
                Quarterly Variable Rate:
 60,000,000     3.989%, 12/24/01 ........    60,088,246
 10,000,000     3.925%, 12/27/01 ........    10,014,936
  5,000,000     4.94%, 1/14/02 ..........     5,004,554
 12,000,000     4.17%, 2/15/02 ..........    12,010,411
  8,250,000     4.041%, 3/12/02 .........     8,261,680
 31,000,000     4.015%, 3/15/02 .........    31,026,889
              Household Finance Corp.,
                Quarterly Variable Rate:
  7,400,000     4.464%, 8/1/01 ..........     7,400,600
 25,000,000     5.036%, 10/1/01 .........    25,016,257
 23,000,000     4.484%, 10/25/01 ........    23,002,718
  7,000,000     4.56%, 10/26/01 .........     7,003,005
  3,000,000     4.143%, 12/5/01 .........     3,003,044
 45,000,000     5.079%, 1/3/02 ..........    45,065,740
 92,500,000     3.855%, 3/27/02 .........    92,565,337
  3,000,000     4.534%, 4/25/02 .........     3,001,836
 27,000,000     4.249%, 5/10/02 .........    27,021,633
 27,000,000     4.275%, 5/24/02 .........    27,035,998
  2,000,000     4.19%, 6/4/02 ...........     2,002,989
              JP Morgan & Co., Inc.,
                Monthly Variable Rate,
 25,000,000     4.17%, 2/1/02 ...........    25,018,113


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
               Key Bank NA,
                 Monthly Variable Rate,
$105,000,000     3.85%, 7/23/01 ..........$  105,003,767
                Quarterly Variable Rate:
  52,000,000     4.71%, 10/26/01 .........    52,060,747
               Merrill Lynch & Co., Inc.,
                 Daily Variable Rate,
  75,000,000     4.315%, 3/11/02 .........    75,030,340
                 Monthly Variable Rate:
   5,000,000     4.00%, 9/13/01 ..........     4,999,898
  50,000,000     3.911%, 2/20/02 .........    50,000,000
                 Quarterly Variable Rate:
   5,000,000     4.86%, 7/16/01 ..........     5,000,242
   5,000,000     5.191%, 1/11/02 .........     5,011,847
   5,000,000     4.689%, 2/1/02 ..........     5,010,875
               Salomon Smith Barney
               Holdings, Inc.,
                 Monthly Variable Rate,
  10,000,000     3.975%, 1/24/02 .........    10,008,130
                 Quarterly Variable Rate:
  62,000,000     4.235%, 2/11/02 .........    62,073,320
  10,000,000     4.11%, 3/15/02 ..........    10,013,881
  12,000,000     4.098%, 3/18/02 .........    12,017,725
  10,800,000     4.108%, 3/18/02 .........    10,816,710
   4,500,000     5.096%, 4/2/02 ..........     4,508,439
               Societe Generale NY,
                 Daily Variable Rate:
  50,000,000     4.185%, 8/7/01 ..........    49,998,509
  50,000,000     4.195%, 9/21/01 .........    49,995,083
 200,000,000     3.905%, 3/19/02 .........   199,964,904
               Unilever Capital Corp., 144A
                 Quarterly Variable Rate,
 111,000,000     3.97%, 9/7/01 ...........   111,009,646
               US Bancorp,
                 Monthly Variable Rate,
  19,000,000     3.971%, 6/19/02 .........    19,019,009
               US Bank NA Minnesota,
                 Daily Variable Rate,
  10,000,000     4.405%, 7/8/02 ..........    10,020,078
               Verizon Global Funding Corp.,
                 Quarterly Variable Rate:
  67,000,000     3.737%, 3/20/02 .........    66,967,066
  85,000,000     3.92%, 10/13/102 ........    85,098,370
                                          --------------
  TOTAL FLOATING RATE NOTES
    (Amortized Cost $2,469,884,003) ...... 2,469,884,003
                                          --------------

See Notes to Financial Statements.
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                                        7

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
               EURODOLLAR TIME DEPOSITS--20.26%
               ABN Amro Bank, NV,3
$225,000,000     4.45%, 7/20/01 ..........$  225,000,000
               Australia & New Zealand
                 Banking Group Ltd.,3
 100,000,000     4.05%, 7/11/01 ..........   100,000,000
               BankAustria AG,
  95,000,000     4.08%, 7/2/01 ...........    95,000,000
               Bayerische Hypo-und
               Vereinsbank AG,3
  50,000,000     4.05%, 7/11/01 ..........    50,000,000
               BNP Paribas,3
 500,000,000     3.84%, 9/11/01 ..........   500,000,000
               Chase Manhattan Bank NA,
 325,000,000     4.00%, 7/3/01 ...........   325,000,000
               Danske Bank,
 600,000,000     4.063%, 7/2/01 ..........   600,000,000
               HSBC Bank USA,
  25,000,000     4.063%, 7/2/01 ..........    25,000,000
               KBC Bank,
 200,000,000     4.25%, 7/2/01 ...........   200,000,000
               Landesbank Baden
               Wurttemberg,3
  50,000,000     4.05%, 7/11/01 ..........    50,000,000
               Norddeutsche Landesbank
               Girozentrale,
 600,000,000     4.063%, 7/2/01 ..........   600,000,000
               Suntrust Bank, Atlanta,
  14,926,942     3.875%, 7/2/01 ..........    14,926,942
                                         --------------
 TOTAL EURODOLLAR TIME DEPOSITS
    (Amortized Cost $2,784,926,942) ...... 2,784,926,942
                                         --------------

               MEDIUM-TERM NOTES--1.53%
               Beta Finance Corp.,
  50,000,000     4.20%, 7/15/02 ..........    50,000,000
               Credit Suisse First
               Boston, Inc.,
                 Daily Variable Rate,
 150,000,000     4.23%, 4/24/02 ..........   150,000,000
               Morgan Stanley & Co.,
  11,050,000     5.625%, 4/12/02 .........    11,129,564
                                          --------------
 TOTAL MEDIUM-TERM NOTES
    (Amortized Cost $211,129,564) ........   211,129,564
                                          --------------

               COMMERCIAL PAPER 4--40.21%
               Asset Securitization
               Cooperative Corp.
  75,000,000     3.98%, 7/12/01 ..........    74,908,792
               Associates First
               Capital Corp.,
 150,000,000     3.72%, 7/25/01 ..........   149,628,000


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Bavaria TRR Corp.,
$21,000,000     3.95%, 7/2/01 ...........$   20,997,696
              Beta Finance Corp.:
 41,000,000     4.68%, 7/19/01 ..........    40,904,060
 15,000,000     3.81%, 9/4/01 ...........    14,896,813
              BAE Systems Holdings, Inc.,
 24,000,000     3.84%, 8/10/01 ..........    23,897,600
              Cafco,
 40,000,000     3.95%, 7/16/01 ..........    39,934,167
              Citicorp,
140,000,000     3.72%, 7/24/01 ..........   139,667,267
              Compass Securitization LLC:
 75,000,000     3.83%, 7/19/01 ..........    74,856,375
 75,000,000     3.71%, 7/25/01 ..........    74,814,233
              Delaware Funding Corp.:
 86,597,000     4.00%, 7/2/01 ...........    86,587,378
 77,286,000     4.00%, 7/3/01 ...........    77,268,825
              Edison Asset Securitization
              LLC:
150,000,000     4.00%, 7/5/01 ...........   149,933,333
100,000,000     4.00%, 7/6/01 ...........    99,944,444
 32,343,000     3.95%, 7/13/01 ..........    32,300,415
100,000,000     3.93%, 7/20/01 ..........    99,792,583
 70,694,000     3.85%, 8/3/01 ...........    70,444,509
              Falcon Asset Securitization
              Corp.:
 80,000,000     4.00%, 7/6/01 ...........    79,955,556
123,155,000     4.00%, 7/9/01 ...........   123,045,529
 63,305,000     3.95%, 7/11/01 ..........    63,235,540
 50,000,000     3.95%, 7/13/01 ..........    49,934,167
 69,920,000     3.72%, 7/24/01 ..........    69,753,823
200,000,000     3.88%, 7/25/01 ..........   199,482,667
              Giro Funding US Corp.,
194,049,000     3.80%, 7/27/01 ..........   193,536,926
              Goldman Sachs Group, Inc.,
500,000,000     3.75%, 11/29/01 .........   492,135,417
              Greyhawk Funding LLC:
 95,000,000     3.92%, 7/6/01 ...........    94,948,278
150,000,000     3.99%, 7/11/01 ..........   149,833,750
100,000,000     4.28%, 7/13/01 ..........    99,857,500
              Mont Blanc Capital Corp.:
 24,238,000     3.99%, 7/10/01 ..........    24,213,823
 14,067,000     3.96%, 7/11/01 ..........    14,051,526
 22,000,000     3.94%, 7/17/01 ..........    21,961,476
 40,000,000     3.73%, 7/24/01 ..........    39,904,678
 51,646,000     3.72%, 7/26/01 ..........    51,512,581

See Notes to Financial Statements.
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                                        8

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001

  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
               Monte Rosa Capital Corp.:
$100,000,000     3.98%, 7/16/01 ..........$   99,834,167
  51,000,000     3.99%, 7/17/01 ..........    50,909,560
  47,143,000     3.98%, 7/18/01 ..........    47,054,397
  79,000,000     3.72%, 7/25/01 ..........    78,804,080
  65,805,000     3.72%, 7/26/01 ..........    65,635,004
  22,688,000     3.72%, 7/31/01 ..........    22,617,667
               Old Line Funding Corp.:
  42,493,000     4.00%, 7/6/01 ...........    42,469,393
  37,743,000     4.00%, 7/9/01 ...........    37,709,451
  27,030,000     4.00%, 7/12/01 ..........    26,996,963
 104,989,000     3.98%, 7/13/01 ..........   104,849,715
               Park Ave Receivable Corp.:
  39,589,000     3.97%, 7/11/01 ..........    39,545,342
  50,170,000     3.72%, 7/24/01 ..........    50,050,763
  42,000,000     3.72%, 7/25/01 ..........    41,895,840
               Pennine Funding LLC:
  11,000,000     4.00%, 7/9/01 ...........    10,990,222
  91,555,000     3.85%, 7/30/01 ..........    91,280,844
               Prefco:
  51,035,000     3.95%, 7/13/01 ..........    50,967,804
   8,978,000     3.75%, 7/19/01 ..........     8,961,166
  12,592,000     3.74%, 7/23/01 ..........    12,563,220
               Scaldis Capital LLC:
 100,000,000     4.68%, 7/16/01 ..........    99,805,000
  59,919,000     3.78%, 7/25/01 ..........    59,774,296
  17,739,000     3.75%, 9/13/01 ..........    17,602,262
  70,000,000     3.75%, 9/17/01 ..........    69,431,250
               Sheffield Receivables Corp.:
 129,635,000     3.92%, 7/6/01 ...........   129,564,421
  11,400,000     3.92%, 7/20/01 ..........    11,376,415
 150,000,000     3.72%, 7/25/01 ..........   149,628,000
               Thames Asset Global
               Securitization No. 1:
  63,484,000     4.63%, 7/6/01 ...........    63,443,176
  23,976,000     4.67%, 7/12/01 ..........    23,941,788
  34,622,000     3.95%, 7/16/01 ..........    34,565,018
  32,392,000     3.99%, 7/18/01 ..........    32,330,968
  15,471,000     3.95%, 7/19/01 ..........    15,440,445
  67,434,000     4.31%, 7/20/01 ..........    67,280,606
  37,591,000     3.97%, 7/27/01 ..........    37,483,977
               Three Rivers Funding,
 200,611,000     3.78%, 7/27/01 ..........   200,084,396
               Toronto Dominion Bank,
 160,000,000     5.73%, 9/17/01 ..........   158,013,600
               Tulip Funding Corp.:
  61,934,000     3.90%, 7/12/01 ..........    61,860,195
 124,595,000     3.93%, 7/16/01 ..........   124,390,976
  45,000,000     4.28%, 7/20/01 ..........    44,898,350


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
              Verizon Network Corp.:
$35,000,000     3.96%, 7/3/01 ...........$   34,992,300
 50,000,000     3.86%, 7/5/01 ...........    49,978,556
 20,000,000     4.00%, 7/11/01 ..........    19,977,778
              Windmill Funding Corp.:
 25,000,000     4.00%, 7/6/01 ...........    24,986,111
 25,000,000     3.84%, 7/18/01 ..........    24,954,667
 50,000,000     3.86%, 8/1/01 ...........    49,833,806
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $5,526,913,682) ...... 5,526,913,682
                                         --------------

              COMMERCIAL PAPER-INTEREST BEARING--0.18%
              AT&T Corp.:
 20,000,000     7.086%, 7/13/01 .........    20,000,000
  5,000,000     7.086%, 7/13/01 .........     5,000,000
                                         --------------
TOTAL COMMERCIAL PAPER-INTEREST BEARING
   (Amortized Cost $25,000,000) .........    25,000,000
                                         --------------

              FUNDING AGREEMENTS 1--1.60%
              First Allmerica Financial Insurance Co.,3
                Quarterly Variable Rate,
 50,000,000     4.444%, 2/1/02 ..........    50,000,000
              GE Life & Annuity Assurance Co.,3
                Quarterly Variable Rate,
 25,000,000     4.08%, 6/3/02 ...........    25,000,000
              General Electric Capital Assurance Co.,5
                Quarterly Variable Rate,
 75,000,000     4.94%, 12/31/01 .........    75,000,000
              Securities Life of Denver,3
                Quarterly Variable Rate,
 40,000,000     4.135%, 2/22/02 .........    40,000,000
              Travelers Insurance Co.,5
                Quarterly Variable Rate,
 30,000,000     4.94625%, 2/25/02 .......    30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $220,000,000) ........   220,000,000
                                         --------------

              MONEY MARKET FUNDS--8.73%
105,000,000   Dreyfus Cash Management
              Fund ......................   105,000,000
400,000,000   JP Morgan Institutional
              Prime Fund ................   400,000,000
420,000,000   Liquid Assets Portfolio
              (Aim), ....................   420,000,000
150,000,000   Prime Cash Obligations
              Fund                          150,000,000
125,000,000   Provident Temp Fund .......   125,000,000
                                         --------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $1,200,000,000) ...... 1,200,000,000
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001


  PRINCIPAL
     AMOUNT   SECURITY                           VALUE
--------------------------------------------------------------------------------
               US GOVERNMENT AGENCY OBLIGATIONS--1.84%
               Federal Home Loan Bank,
$ 50,000,000     3.90%, 7/3/02 ...........$   49,992,000
               Federal National Mortgage
                 Association,
 160,261,000     3.81%, 6/14/02 ..........   154,358,587
               Federal Home Loan Mortgage
                 Corp.,
  50,000,000     3.98%, 5/23/02 ..........    48,197,944
                                          --------------
 TOTAL US GOVERNMENT AGENCY OBLIGATIONS
    (Amortized Cost $252,548,531) ........   252,548,531
                                          --------------
 TOTAL INVESTMENTS
    (Amortized Cost
    $15,203,403,097)6 ..........110.60%  $15,203,403,097

 LIABILITIES IN EXCESS OF
    OTHER ASSETS ...............(10.60)   (1,456,519,088)
                                ------   ---------------
 NET ASSETS ....................100.00%  $13,746,884,009
                                ======   ===============

--------------------------------------------------------------------------------
1 Stated maturity is final maturity not next reset date. Interest rate represents rate in effect at June 30, 2001.
2 Extendable floating rate note.
3 Illiquid securities.
4 Interest rates for commercial paper represent discount rates at the time of purchase.
5 The term funding agreements are subject to a seven-day demand feature.
6 Also aggregate cost for federal tax purposes.
Abbreviation:
144A--Security exempt from registration under 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. 144A securities comprise 0.02% of the Portfolio's net assets.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investments at value (amortized cost of $15,203,403,097) .  $ 15,203,403,097
   Interest receivable ......................................        58,242,801
   Cash .....................................................         1,212,083
   Prepaid expenses and other ...............................             9,912
                                                               ----------------
Total assets ................................................    15,262,867,893
                                                               ----------------
LIABILITIES
   Payable for securities purchased .........................     1,466,429,762
   Dividend payable .........................................        48,194,435
   Due to advisor ...........................................         1,319,390
   Accrued expenses and other ...............................            40,297
                                                               ----------------
Total liabilities ...........................................     1,515,983,884
                                                               ----------------
NET ASSETS ..................................................  $ 13,746,884,009
                                                               ================
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................  $ 13,745,033,360
   Distributions in excess of net investment income .........          (552,399)
   Accumulated net realized gain from investment transactions         2,403,048
                                                               ----------------
NET ASSETS ..................................................  $ 13,746,884,009
                                                               ================
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ...................    13,745,033,359
                                                               ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...............  $           1.00
                                                               ================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                  FOR THE
                                                               YEAR ENDED
                                                            JUNE 30, 2001

--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ................................................$ 614,566,530
   Dividends ...............................................   19,125,685
                                                            -------------
Total investment income ....................................  633,692,215
                                                            -------------
EXPENSES
   Advisory fees ...........................................   10,753,768
   Administration and services fees ........................    2,154,570
   Professional fees .......................................       86,162
   Amortization of organization expenses ...................       26,400
   Printing and shareholder reports ........................       19,466
   Trustees fees ...........................................        8,239
   Miscellaneous ...........................................      148,463
                                                            -------------
Total expenses .............................................   13,197,068
Less: fee waivers and/or expense reimbursements ............     (288,730)
                                                            -------------
Net expenses ...............................................   12,908,338
                                                            -------------
NET INVESTMENT INCOME ......................................  620,783,877
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .............    2,403,048
                                                            -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................$ 623,186,925
                                                            =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE YEARS ENDED JUNE 30,
                                                        2001                2000

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .................  $    620,783,877   $    443,632,470
   Net realized gain from investment
      transactions .......................         2,403,048             26,119
                                            ----------------   ----------------
Net increase in net assets from operations       623,186,925        443,658,589
                                            ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................      (621,489,021)      (443,648,775)
                                            ----------------   ----------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares .........    23,065,489,094     23,418,459,592
   Cost of shares redeemed ...............   (18,165,557,022)   (22,377,790,255)
                                            ----------------   ----------------
Net increase in net assets from capital
   share transactions ....................     4,899,932,072      1,040,669,337
                                            ----------------   ----------------
TOTAL INCREASE IN NET ASSETS .............     4,901,629,976      1,040,679,151
NET ASSETS
   Beginning of year .....................     8,845,254,033      7,804,574,882
                                            ----------------   ----------------
   End of year ...........................  $ 13,746,884,009   $  8,845,254,033
                                            ================   ================

See Notes to Financial Statements

--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                     FOR THE PERIOD
                                                                                                     NOV. 13, 19961
                                                                    FOR THE YEARS ENDED JUNE 30,            THROUGH
                                                 2001          2000          1999           1998      JUNE 30, 1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................     $ 1.00        $ 1.00        $ 1.00         $ 1.00             $ 1.00
                                               ------        ------        ------         ------             ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .................       0.06          0.06          0.05           0.06               0.03
   Net realized gain on
     investment transactions .............       0.00 2        0.00 2        0.00 2         0.00 2             0.00 2
                                               ------        ------        ------         ------             ------
Total from investment
   operations ............................       0.06          0.06          0.05           0.06               0.03
                                               ------        ------        ------         ------             ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................      (0.06)        (0.06)        (0.05)         (0.06)             (0.03)
                                               ------        ------        ------         ------             ------
NET ASSET VALUE,
   END OF PERIOD .........................     $ 1.00        $ 1.00        $ 1.00         $ 1.00             $ 1.00
                                               ======        ======        ======         ======             ======
TOTAL INVESTMENT RETURN ..................       6.07%         5.84%         5.25%          5.71%              3.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ......................$13,746,884    $8,845,254    $7,804,575     $5,729,267         $2,748,056
   Ratios to average net assets:
     Net investment income ...............       5.78%         5.75%         5.11%          5.55%              5.43%3
     Expenses after waivers
        and/or reimbursements ............       0.12%         0.12%         0.12%          0.12%              0.12%3
     Expenses before waivers
        and/or reimbursements ............       0.12%         0.12%         0.12%          0.12%              0.13%3

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Less than $0.01 per share.
3 Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Daily Assets Fund Institutional (the 'Fund') is one of the institutional funds offered to 'accredited investors' as defined under the Securities Act of 1933 and to institutional investors by the Trust. The Fund began operation on November 13, 1996.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carry forwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. (DeAM, Inc.), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. The Fund pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.10% of the Fund's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Fund under the same fee structure.

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., ('ICCC') an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.02% of the Fund's average daily net assets.

Beginning July 1, 2001, ICCC will provide administration services to the fund under the same terms as Bankers Trust. ICCC is an indirect wholly owned subsidiary of Deutsche Bank AG. Bankers Trust will continue to provide custody services to the Fund.

The Advisor and Administrator have contractually agreed to waive their fees and reimburse expenses of the Fund through October 31, 2002, to the extent necessary, to limit all expenses to 0.12% of the average daily net assets of the Fund.

NOTE 3--LINE OF CREDIT AGREEMENT
The Fund is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

Daily Assets Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Daily Assets Fund
Institutional:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (one of the funds comprising BT Institutional Funds, hereafter referred to as the 'Fund') at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 25, 2001

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                        DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                        PO BOX 219210
                        KANSAS CITY, MO 64121-9210
or call toll-free:      1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Daily Assets Fund Institutional                              CUSIP #055924781
                                                             814ANN (8/01)

Exclusive Placement Agent:
ICC Distributors, Inc.